Severance Pay Obligations, Net (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Classes of employee benefits expense [abstract]
Other comprehensive loss (income)	$ 49	$ (25)	$ 24
Employee benefit expense	$ 403	$ 347	$ 318